Material Accounting Policies (Details) - shares	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Material Accounting Policies [Abstract]
Maturity period	3 months
Lease liabilities percentage	10.00%
Dilutive shares outstanding	92,715	70,479	20,845